Share-Based Payments (Details) - Schedule of Stock Options Activity - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jun. 30, 2023	Mar. 31, 2024
Schedule of Stock Options Activity [Abstract]
Number of Shares, Outstanding , Ending balance	633,508	284,008
Weighted Average Exercise Price, Outstanding Ending balance	$ 24.19	$ 36.37
Weighted Average Remaining Contractual Term, Outstanding Ending balance	1 year 4 months 6 days	1 year 9 months 14 days
Aggregate Intrinsic Value (in thousands), Outstanding Ending balance	$ 442	$ 99
Number of Shares, Unvested as of December 31, 2023		47,337
Weighted Average Exercise Price, Unvested as of December 31, 2023		$ 22.23
Weighted Average Remaining Contractual Term, Unvested as of December 31, 2023		3 years 9 months
Aggregate Intrinsic Value (in thousands), Unvested as of December 31, 2023		$ 125
Number of Shares, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value (in thousands), Granted
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Term, Exercised
Aggregate Intrinsic Value (in thousands), Exercised
Number of Shares, Cancelled or forfeited		349,500
Weighted Average Exercise Price, Cancelled or forfeited		$ 14.29
Weighted Average Remaining Contractual Term, Cancelled or forfeited
Aggregate Intrinsic Value (in thousands), Cancelled or forfeited		$ 720